Operating Assets and Liabilities - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Inventories [Line Items]
Total inventories	$ 18	$ 9	[1]	$ 8	[1]
Gross
Schedule of Inventories [Line Items]
Raw materials	6	1		2
Work in progress	0	0		0
Finished goods	13	11		9
Total inventories	19	12		11
Allowances at year end
Schedule of Inventories [Line Items]
Total inventories	$ (1)	$ (3)		$ (3)

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.